INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Revenues by Geographic Area) (Details) (Geographic Concentration [Member], Revenues [Member])	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Percentage	100.00%		100.00%		100.00%
USA [Member]
Segment Reporting Information [Line Items]
Percentage	45.00%		77.00%		81.00%
Japan [Member]
Segment Reporting Information [Line Items]
Percentage	40.00%		2.00%		1.00%
Asia [Member]
Segment Reporting Information [Line Items]
Percentage	11.00%	[1]	14.00%	[1]	13.00%	[1]
Europe [Member]
Segment Reporting Information [Line Items]
Percentage	4.00%	[1]	7.00%	[1]	5.00%	[1]

[1]	Represents revenues from individual countries of less than 10% each.